Share capital (Details) - Schedule of Share capital - ZAR (R) R in Thousands	Feb. 28, 2021	Feb. 29, 2020
Schedule of Share capital [Abstract]
20,332,894 (2020:1,000) ordinary shares of no par value	R 2,739,629	R 10